Document and Entity Information	Nov. 09, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001319161
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	Warner Music Group Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-32502
Entity Tax Identification Number	13-4271875
Entity Address, Address Line One	1633 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	275-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.001 par value per share
Trading Symbol	WMG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false